REVENUES (Schedule of Significant Changes in Deferred Revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 2,573
New unsatisfied performance obligations	1,687
Reclassification to revenue as a result of satisfying performance obligations	(1,834)
Balance, end of the period	2,426
Current portion, end of period	$ 2,426